RELATED PARTY BALANCE AND TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 11:-RELATED PARTY BALANCE AND TRANSACTIONS

In January 2017, the Company’s shareholders approved that in addition to the directors’ fees to be paid to all of the Company’s directors, commencing as of January 1, 2017, the Company will pay DBSI Investements Ltd. (see Note 1c) an additional monthly payment of approximately $4.6 (NIS 17,500) for time devoted to the Company by the Executive Chairman of the Board of Directors, who is also a co-owner of DBSI Investements Ltd. Such payment will increase in the event the Company achieves profitable operations. In 2017, the Company’s consolidated audited financial statements reflected net income (before taxes), so such additional payment increased to approximately $9 (NIS 35) . On June 4, 2020, the Company's General Meeting approved the agreement following the Compensation Committee approval.

As of June 30, 2020 and 2019 a total of $60 and $58, respectively, had been paid for the Executive Chairman’s services.

Balances with related parties:

	June 30,	December 31,
	2020	2019

Accrued expenses	$49	$50

F - 21

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 11:-RELATED PARTY BALANCE AND TRANSACTIONS (Cont.)

Related parties’ expenses:

	Six months ended June 30,
	2020	2019
	Unaudited

Directors and management fees	$83	$94